Capital Trust Securities - Additional Information (Detail) - Tier one notes series A [member] $ in Billions	Jun. 30, 2019 CAD ($)
Disclosure of trust capital securities [line items]
Notes Reedemable	$ 1.3
Notes Interest Rate	9.976%
Notes maturity date	Jun. 30, 2108
Notes Reedemable	100.00%